SUBSEQUENT EVENT (Details) (Subsequent event, USD $)	0 Months Ended
Jan. 21, 2014 item
Subsequent event
Subsequent event
Special cash dividend declared (in dollars per share)	$ 0.25
Quarterly cash dividend declared (in dollars per share)	$ 0.05
Number of quarterly cash dividends approved by the Federal Reserve Bank of Chicago	4
Quarterly cash dividend approved for four quarters (in dollars per share)	$ 0.05